Expense Example, No Redemption - John Hancock Classic Value Fund - Class C	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 189
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,010
Expense Example, No Redemption, 10 Years	$ 1,994